Note 11 - Other Accrued Liabilities - Schedule of Changes in Warranty Costs Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Beginning of year	€ 576	€ 712
Amount used during the year	(347)	(490)
New warranty expenses	319	354
End of year	548	576
Less current portion	(346)	(434)
Long term portion	€ 201	€ 141